EQUITY ACCOUNTED INVESTMENTS - Schedule Of Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 62,285	$ 59,124
Additions, net of disposals1	3,325
Investment Accounted for Using Equity Method, Share of comprehensive income	1,885
Dividends received	1,101
Return of Capital	(210)
Foreign currency translation and other	$ (738)